Investments in joint ventures and joint operations (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of joint ventures [line items]
Additional capital contributions			£ 1,175,000	£ 623,000
Loss for the period	£ (36,239,000)	£ (35,971,000)	(57,246,000)	(73,614,000)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions			1,175,000	623,000
Loss for the period	£ 383,000	£ 155,000	924,000	614,000
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Loss for the period			£ 0	£ 0